COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales excluding depletion, depreciation and amortization [Abstract]
Contractors and services	$ 310.4	$ 263.1
Employee compensation and benefits expenses (Note 8)	263.4	247.2
Repairs and maintenance	139.0	123.9
Power	66.9	72.8
Materials and supplies	293.6	262.4
Change in inventories, impact of foreign currency, royalties and other	(30.9)	59.6
Cost of sales excluding depletion, depreciation and amortization	$ 1,042.4	$ 1,029.0